Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt

As of June 30, 2021 and December 31, 2020, debt consisted of the following:

	June 30,	December 31,
	2021	2020
Line of credit:
Lines of credit	$1,133,652	$1,133,652
Receivable financing	-	367,301
Total lines of credit	1,133,652	1,500,953

Senior convertible notes payable:
Senior convertible notes payable– related parties	422,272	1,428,161
Convertible notes payable	10,000,000	591,104
Debt issuance costs	(6,821,756)	(280,511)
Total long-term senior convertible notes payable	3,600,516	1,738,754
Less: current portion of long-term notes payable	(3,333,333)	(577,260)
Noncurrent portion of long-term convertible notes payable	267,183	1,161,494

Notes payable:
Notes payable	35,151	1,932,088
Debt issuance costs	-	(34,997)
Total long-term debt	35,151	1,897,091
Less: current portion of long-term debt	(15,185)	(1,301,212)
Noncurrent portion of long-term debt	19,966	595,879

Notes payable – related parties:
Notes payable	876,500	2,827,512
Debt issuance costs	-	(33,833)
Total notes payable – related parties:	876,500	2,793,679
Less: current portion of long-term debt – related parties	(876,500)	(1,389,922)
Noncurrent portion of long-term debt – related parties	$-	$1,403,757

As of December 31, 2020 and December 31, 2019, debt consisted of the following:

	December 31,	December 31,
	2020	2019
Line of credit:
Asset backed line of credit	$1,133,652	$472,567
Receivables financing	367,301	-
Debt issuance costs	-	(15,573)
Total line of credit	1,500,953	456,995

Senior convertible notes payable:
Senior convertible notes payable	1,428,161	1,428,161
Convertible notes payable	591,104	-
Debt issuance costs	(280,511)	(366,666)
Total long-term senior convertible notes payable	1,738,754	1,061,495
Less: current portion of long-term notes payable	(577,260)	-
Noncurrent portion of long-term convertible notes payable	1,161,494	1,061,495

Notes payable:
Notes payable	1,932,088	1,621,015
Debt issuance costs	(34,997)	(212,848)
Total long-term debt	1,897,091	1,408,167
Less: current portion of long-term debt	(1,301,212)	(1,365,675)
Noncurrent portion of long-term debt	595,879	42,492

Notes payable – related parties:
Notes payable	2,827,512	3,282,021
Debt issuance costs	(33,833)	(1,686,352)
Total notes payable – related parties:	2,793,679	1,595,669
Less: current portion of long-term debt – related parties	(1,389,922)	-
Noncurrent portion of long-term debt – related parties	$1,403,757	$1,595,669

Schedule of Maturities of Long-term Debt

The scheduled maturities of the debt for the next five years as of June 30, 2021, are as follows:

For the Years Ended December 31,	Amount
2021 (excluding the six months ended June 30, 2021)	2,017,659
2022	10,015,530
2023	434,386
2024	-
2025	-
Thereafter	-
12,467,575
Less: debt discount	(6,821,756)
$5,645,819

The scheduled maturities of the debt for the next five years as of December 31, 2020, are as follows:

For the Years Ended December 31,	Amount
2021	$4,852,023
2022	1,987,520
2023	1,440,275
2024	-
2025	-
Thereafter	-
Long-term Debt, Gross	$8,279,818
Less: debt discount	(349,341)
Long-term Debt	$7,930,477